RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 6 – RELATED PARTY TRANSACTIONS

Due to related parties

On April 15, 2021, the Company entered into a loan agreement of $293,493 with one of its related parties, Mr. Hengfei Yang, without interest charge and collateral. The loan is due on demand. Mr. Hengfei Yang is the Company’s CEO. The loan was repaid in full during the second quarter of 2022. During the six months ended June 30, 2024 and 2023, the Company borrowed an aggregate of $177,564 and $49,062 proceeds from Mr. Yang, and repaid $0 and $144,301, respectively. As of June 30, 2024 and December 31, 2023, the outstanding balance of the loan was $273,560 and $97,138, respectively.

On August 20, 2022, the Company entered into a 12-month loan agreement of $178,241 with one of its related parties, Mr. Jinhua Xu, without interest charge and collateral. During the six months ended June 30, 2023, the Company repaid $129,871. As of June 30, 2024 and December 31, 2023, the outstanding balance of the loan was $0, respectively.

Advances from customers – related parties

Suzhou Aixi Health Technology Co., Ltd. (“Aixi”) is under the common management as the Company. On April 18, 2023, the Company entered into a sale agreement with Aixi to sell 100 sets of graphene based sauna rooms for approximately $253,000. The Company collected $95,414 and $155,135 as advances from Aixi during the six months ended June 30, 2024 and during the year ended December 31, 2023. As of June 30, 2024 and December 31, 2023, the ending balance was $190,324 and $155,135, respectively.

Sales with a related party

During the six months ended June 30, 2024 and 2023, the Company sold healthcare products of $0 and $6,425 to one of its related parties, Suzhou Xinjianlin Health Management Co., Ltd. (“Xinjianlin”).

During the six months ended June 30, 2024 and 2023, the Company sold healthcare products of $78,032 and $41,263 to one of its related parties, Aixi.